Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	Loeb King Trust
Central Index Key	0001577406
Amendment Flag	false
Document Creation Date	Dec. 19, 2014
Document Effective Date	Dec. 30, 2014
Prospectus Date	Dec. 19, 2014
Loeb King Alternative Strategies Fund | Investor Class
Risk/Return:
Trading Symbol	LKASX
Loeb King Alternative Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	LKAIX
Loeb King Asia Fund | Institutional Class
Risk/Return:
Trading Symbol	LKPIX
Loeb King Asia Fund | Investor Class
Risk/Return:
Trading Symbol	LKPAX